Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₨		₨ 2,405		₨ 3,010
At fair value [member] | Philippines, Pesos | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	$ 86		$ 244
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	$ 1,452		$ 1,638